Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Plan’s interest in the Diageo North America, Inc. Master Trust, at fair value	$ 505,368,161	$ 437,783,322
Notes receivable from participants	2,269,025	2,537,494
Net assets available for benefits	$ 507,637,186	$ 440,320,816